Income Tax	12 Months Ended
Dec. 31, 2021
CIK 001836707 SBEA Merger Sub LLC
Income Tax

Note 9 – Income Tax

The Company’s net deferred tax assets are as follows:

December 31,
2021
Deferred tax asset
Organizational costs/Startup expenses	$259,120
Capitalized costs related to merger	—
Federal net operating loss	26,786
Total deferred tax asset	285,906
Valuation allowance	(285,906)
Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

December 31,
2021
Federal
Current	$—
Deferred	285,906

State
Current	—
Deferred	—
Change in valuation allowance	(285,906)
Income tax provision	$—

As of December 31, 2021, the Company had $127,550 in U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from January 1, 2021 through December 31, 2021, the change in the valuation allowance was $285,906.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	—%
Change in fair value of warrant liability	(7.4)%
Warrant transaction costs	(2.2)%
Business combination expenses	(7.7)%
Change in valuation allowance	(3.7)%
Income tax provision	—%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to the recording of full valuation allowances on deferred tax assets, changes in fair value of warrants, transaction costs associated with warrants and business combination expenses.

The Company files federal income tax returns and gross receipts tax returns in Texas and is subject to examination by the various taxing authorities.